NATURE OF BUSINESS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 65,142	$ 97,023
Retained Earnings (Accumulated Deficit)	247,983	182,841
Cash and cash equivalents and short-term investments	174,571
COVID-19
Unusual or Infrequent Item, or Both [Line Items]
Deferred payment liability	427	854
COVID-19 | Accrued Compensation and Related Benefits
Unusual or Infrequent Item, or Both [Line Items]
Deferred payment liability	$ 427	427
COVID-19 | Other Long-Term Liabilities
Unusual or Infrequent Item, or Both [Line Items]
Deferred payment liability		$ 427